Financial Instruments (Details Narrative) (10-K)	6 Months Ended	12 Months Ended
	Sep. 30, 2016 $ / shares	Mar. 31, 2016 $ / shares	Sep. 30, 2016 CAD CAD / shares shares	Mar. 31, 2016 CAD CAD / shares shares	Sep. 30, 2015 CAD	Mar. 31, 2015 CAD	Oct. 22, 2014 $ / shares	Oct. 22, 2014 CAD / shares	Mar. 31, 2014 CAD
Cash			CAD 2,543	CAD 173	CAD 3,598	CAD 3,084			CAD 64,674
Current Liabilities			901,065	809,347		894,022
Warrant liability				27,479		CAD 364,878
Term loan			CAD 48,957
Contractual maturities	3 years 6 months 26 days	4 years 18 days
Warrants to purchase, shares | shares				625,000
Warrants exercise price | CAD / shares				CAD 0.052				CAD 1.94
Private Placement [Member]
Warrants to purchase, shares | shares			8,850	8,850
Warrants exercise price | CAD / shares			CAD 2.62	CAD 2.58
Vendors [Member]
Warrants to purchase, shares | shares			3,350	3,350
Warrants exercise price | CAD / shares			CAD 1.97	CAD 1.94
Canadian Deposit Insurance Corporation [Member]
Cash deposits			CAD 100,000	CAD 100,000
Maximum [Member]
Contractual maturities	30 days	30 days
USD [Member]
Warrants exercise price | $ / shares		$ 0.04					$ 1.50
USD [Member] | Private Placement [Member]
Warrants exercise price | (per share)	$ 2.00			CAD 2.00
USD [Member] | Vendors [Member]
Warrants exercise price | (per share)	$ 1.50			CAD 1.50